Contingencies - Additional Information (Detail) (CAD) In Billions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Loss Contingencies [Line Items]
Amount related to damages	3.5
KS Centoco Ltd [Member]
Loss Contingencies [Line Items]
Number of subsidiaries sued by KS Centoco Ltd	2
Percentage of equity interest owned by Company	23.00%
Percentage of equity interest owned by third party	77.00%
MST Automotive Inc [Member]
Loss Contingencies [Line Items]
Percentage of equity interest owned by Company	77.00%
Percentage of equity interest owned by third party	23.00%